INFORMATION BY OPERATING SEGMENTS AND GEOGRAPHIC AREA - Summary of Revenue by Category and Operating Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Revenue By Category [Line Items]
Revenue	$ 7,577.5	$ 6,394.7	$ 5,268.5
Aircraft
Disclosure Of Revenue By Category [Line Items]
Revenue	4,606.5	4,003.0	3,300.2
Long-term contracts - aircraft and development
Disclosure Of Revenue By Category [Line Items]
Revenue	919.1	661.2	457.3
Other
Disclosure Of Revenue By Category [Line Items]
Revenue	68.7	43.5	31.1
Service
Disclosure Of Revenue By Category [Line Items]
Revenue	1,417.2	1,229.2	1,021.6
Spare parts
Disclosure Of Revenue By Category [Line Items]
Revenue	566.0	457.8	458.3
Other Segments
Disclosure Of Revenue By Category [Line Items]
Revenue	93.1	66.0	80.5
Other Segments | Aircraft
Disclosure Of Revenue By Category [Line Items]
Revenue	32.4	40.5	44.7
Other Segments | Other
Disclosure Of Revenue By Category [Line Items]
Revenue	0.0	0.3	0.7
Other Segments | Service
Disclosure Of Revenue By Category [Line Items]
Revenue	22.6	15.0	24.0
Other Segments | Spare parts
Disclosure Of Revenue By Category [Line Items]
Revenue	38.1	10.2	11.1
Operating Segments
Disclosure Of Revenue By Category [Line Items]
Revenue	7,577.5	6,394.7	5,268.5
Operating Segments | Commercial Aviation
Disclosure Of Revenue By Category [Line Items]
Revenue	2,369.8	2,208.6	1,846.8
Operating Segments | Commercial Aviation | Aircraft
Disclosure Of Revenue By Category [Line Items]
Revenue	2,369.0	2,199.8	1,834.1
Operating Segments | Commercial Aviation | Other
Disclosure Of Revenue By Category [Line Items]
Revenue	0.8	8.8	12.7
Operating Segments | Defense & Security
Disclosure Of Revenue By Category [Line Items]
Revenue	983.9	720.9	515.4
Operating Segments | Defense & Security | Aircraft
Disclosure Of Revenue By Category [Line Items]
Revenue	0.0	0.0	13.2
Operating Segments | Defense & Security | Long-term contracts - aircraft and development
Disclosure Of Revenue By Category [Line Items]
Revenue	919.1	661.2	457.3
Operating Segments | Defense & Security | Other
Disclosure Of Revenue By Category [Line Items]
Revenue	18.7	16.5
Operating Segments | Defense & Security | Service
Disclosure Of Revenue By Category [Line Items]
Revenue	42.3	42.2	41.3
Operating Segments | Defense & Security | Spare parts
Disclosure Of Revenue By Category [Line Items]
Revenue	3.8	1.0	3.6
Operating Segments | Executive Aviation
Disclosure Of Revenue By Category [Line Items]
Revenue	2,205.1	1,762.7	1,408.2
Operating Segments | Executive Aviation | Aircraft
Disclosure Of Revenue By Category [Line Items]
Revenue	2,205.1	1,762.7	1,408.2
Operating Segments | Services & Support
Disclosure Of Revenue By Category [Line Items]
Revenue	1,925.6	1,636.5	1,417.6
Operating Segments | Services & Support | Other
Disclosure Of Revenue By Category [Line Items]
Revenue	49.2	17.9	17.7
Operating Segments | Services & Support | Service
Disclosure Of Revenue By Category [Line Items]
Revenue	1,352.3	1,172.0	956.3
Operating Segments | Services & Support | Spare parts
Disclosure Of Revenue By Category [Line Items]
Revenue	524.1	446.6	443.6
Operating Segments | Total reportable Segments
Disclosure Of Revenue By Category [Line Items]
Revenue	7,484.4	6,328.7	5,188.0
Operating Segments | Total reportable Segments | Aircraft
Disclosure Of Revenue By Category [Line Items]
Revenue	4,574.1	3,962.5	3,255.5
Operating Segments | Total reportable Segments | Long-term contracts - aircraft and development
Disclosure Of Revenue By Category [Line Items]
Revenue	919.1	661.2	457.3
Operating Segments | Total reportable Segments | Other
Disclosure Of Revenue By Category [Line Items]
Revenue	68.7	43.2	30.4
Operating Segments | Total reportable Segments | Service
Disclosure Of Revenue By Category [Line Items]
Revenue	1,394.6	1,214.2	997.6
Operating Segments | Total reportable Segments | Spare parts
Disclosure Of Revenue By Category [Line Items]
Revenue	527.9	447.6	447.2
Operating Segments | Other Segments
Disclosure Of Revenue By Category [Line Items]
Revenue	$ 93.1	$ 66.0	$ 80.5